Carrying Amounts and Fair Value of Financial Instruments (Significant unobservable inputs used in the fair value measurements) (Details) (Fair Value, Measurements, Nonrecurring, USD $)	9 Months Ended
	Dec. 31, 2012		Mar. 31, 2012
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Assets, Fair Value Disclosure, Nonrecurring	$ 51,031,723		$ 55,992,208
Impaired Loans
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Assets, Fair Value Disclosure, Nonrecurring	39,506,538	[1]	39,160,338	[1]
Fair Value Measurements, Valuation Techniques	Appraised Value
Significant Unobservable Inputs	Discount Rates/ Discounts to Appraised Values
Foreclosed Assets
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Assets, Fair Value Disclosure, Nonrecurring	6,754,425		14,160,099
Fair Value Measurements, Valuation Techniques	Appraised Value/Comparable Sales
Significant Unobservable Inputs	Discount Rates/ Discounts to Appraised Values
Minimum | Impaired Loans
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Significant Unobservable Inputs, Percentage Range	0.00%
Minimum | Foreclosed Assets
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Significant Unobservable Inputs, Percentage Range	0.00%
Maximum | Impaired Loans
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Significant Unobservable Inputs, Percentage Range	50.00%
Maximum | Foreclosed Assets
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Significant Unobservable Inputs, Percentage Range	89.00%
Fair Value, Inputs, Level 3
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Assets, Fair Value Disclosure, Nonrecurring	46,260,963		53,320,437
Fair Value, Inputs, Level 3 | Impaired Loans
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Assets, Fair Value Disclosure, Nonrecurring	39,506,538	[1]	39,160,338	[1]
Fair Value, Inputs, Level 3 | Foreclosed Assets
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Assets, Fair Value Disclosure, Nonrecurring	$ 6,754,425		$ 14,160,099

[1]	(1) IMPAIRED LOANS ARE REPORTED NET OF SPECIFIC RESERVES OF